DERIVATIVE FINANCIAL INSTRUMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fixed Price Contracts And Other Derivatives, Current Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	$ 7	[1],[2]	$ 5	[1],[2]
Derivative commodity contracts not subject to rate recovery designated as hedging instruments	1	[1]
Total derivatives designated as hedging instruments	8	[1]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	8	[1]	8	[1]
Commodity contracts not subject to rate recovery not designated as hedging instruments	117	[1]	156	[1]
Associated offsetting commodity contracts not subject to rate recovery	(102)	[1]	(120)	[1]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	30	[1]	28	[1]
Associated offsetting commodity contracts subject to rate recovery	(4)	[1]	(10)	[1]
Total derivatives not designated as hedging instruments	49	[1]	62	[1]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	28	[1]	22	[1]
Associated offsetting commodity contracts subject to rate recovery	(3)	[1]	(5)	[1]
Total derivatives not designated as hedging instruments	25	[1]	17	[1]
Fixed Price Contracts And Other Derivatives, Current Assets [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	2	[1]	6	[1]
Associated offsetting commodity contracts subject to rate recovery	(1)	[1]	(5)	[1]
Total derivatives not designated as hedging instruments	1	[1]	1	[1]
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	12	[2]	11	[2]
Total derivatives designated as hedging instruments	12
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	40		41
Commodity contracts not subject to rate recovery not designated as hedging instruments	15		72
Associated offsetting commodity contracts not subject to rate recovery	(12)		(68)
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	35		8
Associated offsetting commodity contracts subject to rate recovery			(2)
Total derivatives not designated as hedging instruments	78		51
Fixed Price Contracts And Other Derivatives, Noncurrent Assets [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	35		8
Associated offsetting commodity contracts subject to rate recovery			(2)
Total derivatives not designated as hedging instruments	35		6
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(19)	[2],[3]	(17)	[2],[3]
Total derivatives designated as hedging instruments	(19)	[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(8)	[3]	(7)	[3]
Commodity contracts not subject to rate recovery not designated as hedging instruments	(116)	[3]	(148)	[3]
Associated offsetting commodity contracts not subject to rate recovery	102	[3]	120	[3]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(35)	[3]	(62)	[3]
Associated offsetting commodity contracts subject to rate recovery	4	[3]	10	[3]
Total derivatives not designated as hedging instruments	(53)	[3]	(87)	[3]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(17)	[2],[3]	(16)	[2],[3]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(33)	[3]	(55)	[3]
Associated offsetting commodity contracts subject to rate recovery	3	[3]	5	[3]
Total derivatives not designated as hedging instruments	(30)	[3]	(50)	[3]
Fixed Price Contracts And Other Derivatives, Current Liabilities [Member] | Southern California Gas Company [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(2)	[3]	(7)	[3]
Associated offsetting commodity contracts subject to rate recovery	1	[3]	5	[3]
Total derivatives not designated as hedging instruments	(1)	[3]	(2)	[3]
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(64)	[2]	(65)	[2]
Total derivatives designated as hedging instruments	(64)
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Interest rate interest rate instruments not designated as hedging instruments	(35)		(36)
Commodity contracts not subject to rate recovery not designated as hedging instruments	(27)		(94)
Associated offsetting commodity contracts not subject to rate recovery	12		68
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(1)		(24)
Associated offsetting commodity contracts subject to rate recovery			2
Total derivatives not designated as hedging instruments	(51)		(84)
Fixed Price Contracts And Other Derivatives, Noncurrent Liabilities [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Instruments in Hedges, at Fair Value, Net [Abstract]
Interest rate instruments designated as hedging instruments	(64)	[2]	(65)	[2]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Derivative commodity contracts subject to rate recovery not designated as hedging instruments	(1)		(24)
Associated offsetting commodity contracts subject to rate recovery			2
Total derivatives not designated as hedging instruments	$ (1)		$ (22)

[1]	Included in Current Assets: Other for SoCalGas.
[2]	Includes Otay Mesa VIE. All of SDG&E’s amounts relate to Otay Mesa VIE.
[3]	Included in Current Liabilities: Other for SoCalGas.